Borrowings - Schedule of Repayment Schedule for the Company’s Long-Term Borrowings (Details)	Jun. 30, 2025 USD ($)
Syndicated loan [Member]
Schedule of Repayment Schedule for the Company’s Long-Term Borrowings [Line Items]
2026
2027	7,231,002
2028	6,507,901
2029 and therefore	15,183,467
Total	28,922,370
Third party loan [Member]
Schedule of Repayment Schedule for the Company’s Long-Term Borrowings [Line Items]
2026
2027	2,847,730
2028
2029 and therefore
Total	2,847,730
Bank loan [Member]
Schedule of Repayment Schedule for the Company’s Long-Term Borrowings [Line Items]
2026
2027
2028	1,395,946
2029 and therefore
Total	1,395,946
Long-Term Borrowings [Member]
Schedule of Repayment Schedule for the Company’s Long-Term Borrowings [Line Items]
2026
2027	10,078,732
2028	7,903,847
2029 and therefore	15,183,467
Total	$ 33,166,046